Expense Example - BFS Equity Fund - BFS Equity Fund Institutional Class	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	$ 1,404